Plant and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 546	$ 434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	261	218
Depreciation	69	1,369	1,506
Interest expense capitalized into construction in progress		8	254
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	29
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	436	434
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 81